Financial Instruments (Details 5 - Textuals)	6 Months Ended
Jun. 30, 2022 NUMBER
Foreign Currency Fair Value Hedge Derivative [Line Items]
Minimum Percentage Of Positive And Negative Variations In Risk Variable	25.00%
Maximum Percentage Of Positive And Negative Variations In Risk Variable	50.00%
Foreign Exchange Contract [Member]
Foreign Currency Fair Value Hedge Derivative [Line Items]
Number Of Currencies	2